Property and equipment, net (Tables)	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
At cost:
Leasehold properties	3,466,278	3,221,024	4,419,627
Computer and office equipment	232,849	49,606	68,065
Motor vehicle	46,586	7,197	9,875
Sub-total	3,745,713	3,277,827	4,497,567
Less: accumulated depreciation	(612,150)	(535,051)	(734,153)
Net book value	3,133,563	2,742,776	3,763,414